UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Trident Investment Management, LLC
Address:          909 Third Avenue, 30th Floor
                  New York, New York 10022


Form 13F File Number: 028-13816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Krishnamurthy Narayanan
Title:            Managing Member
Phone:            (212) 350-4710

Signature, Place, and Date of Signing:

/s/ Krishnamurthy Narayanan     New York, New York          May 6, 2010
---------------------------     -----------------------     -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $97,848 (thousands)


List of Other Included Managers:

   None.

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                                                           FORM 13F

QTR ENDED 03/31/2010                         Name of Reporting Manager:  TRIDENT INVESTMENT MANAGEMENT, LLC

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       Item 1:             Item 2:          Item 3:   Item 4:  Item 5:             Item 6:     Item 7:           Item 8:
    Name of Issuer         Title of         CUSIP     Fair     Share or            Investment  Other             Voting
                                                      Market   Principal Sh/ Put/  Discretion  Managers          Authority
                                                      Value    Amount    Pm  Call
                                                      (x$1000)                                          (a) Sole (b) Shared (c) None
BARRICK GOLD CORPORATION    COM              067901108  1,944   50,700   SH          SOLE              50,700
CENOVUS ENERGY INC.         COM              15135U109    480   18,300   SH          SOLE              18,300
CLAYMORE ETF TRUST 2        S&P GBL WATER    18383Q507    621   33,700   SH          SOLE              33,700
ENCANA CORPORATION          COM              292505104    568   18,300   SH          SOLE              18,300
EXXON MOBIL CORPORATION     COM              30231G102  3,208   47,900   SH          SOLE              47,900
ISHARES INC                 MSCI JAPAN       464286848  1,785  171,000   SH          SOLE             171,000
ISHARES INC                 MSCI EMU INDEX   464286608  1,361   38,000   SH          SOLE              38,000
ISHARES INC                 MSCI JAPAN       464286848    832   80,000   SH          SOLE              80,000
ISHARES TR INDEX            S&P GBL HLTHCR   464287325  2,700   51,450   SH          SOLE              51,450
ISHARES TR INDEX            MSCI EMERG MKT   464287234  1,961   46,700   SH          SOLE              46,700
MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100  4,703  105,900   SH          SOLE             105,900
MCKESSON CORPORATION        COM              58155Q103    670   10,200   SH          SOLE              10,200
NEWMONT MINING CORPORATION  COM              651639106  1,518   29,800   SH          SOLE              29,800
PHARMACEUTICAL HOLDRS TRUST DEPOSITRY RCPT   71712A206    604    9,100   SH          SOLE               9,100
POWERSHARES ETF TRUST       WATER RESOURCE   73935X575    861   49,400   SH          SOLE              49,400
POWERSHARES ETF TRUST       WATER RESOURCE   73935X575    506   29,100   SH          SOLE              29,100
POWERSHS DB MULTI SECT COMM DB AGRICULT FD   73936B408  5,561  229,600   SH          SOLE             229,600
POWERSHS DB MULTI SECT COMM DB AGRICULT FD   73936B408  1,740   72,000   SH          SOLE              72,000
ROYAL DUTCH SHELL PLC       SPONS ADR A      780259206  2,877   49,725   SH          SOLE              49,725
SELECT SECTOR SPDR TR       SBI CONS STPLS   81369Y308  9,161  328,000   SH          SOLE             328,000
SELECT SECTOR SPDR TR       SBI INT-ENERGY   81369Y506  9,531  165,700   SH          SOLE             165,700
SELECT SECTOR SPDR TR       SBI HEALTHCARE   81369Y209  1,751   54,500   SH          SOLE              54,500
SELECT SECTOR SPDR TR       SBI INT-UTILS    81369Y886  5,953  200,700   SH          SOLE             200,700
SELECT SECTOR SPDR TR       SBI CONS STPLS   81369Y308  1,669   60,000   SH          SOLE              60,000
SELECT SECTOR SPDR TR       SBI INT-ENERGY   81369Y506  2,339   40,800   SH          SOLE              40,800
SELECT SECTOR SPDR TR       SBI INT-UTILS    81369Y886    921   31,200   SH          SOLE              31,200
SPDR GOLD TRUST             GOLD SHS         78463V107  2,335   21,500   SH          SOLE              21,500
SPDR GOLD TRUST ETF         GOLD SHS         78463V107 22,781  209,100   SH          SOLE             209,100
SPDR INDEX SHS FDS          SPDR DJ EURO ETF 78463X202  1,826   47,100   SH          SOLE              47,100
TOTAL SA SPONSORED ADR      SPONSORED ADR    89151E109    882   15,200   SH          SOLE              15,200
WALT DISNEY COMPANY (THE)   COM DISNEY       254687106  3,323   95,200   SH          SOLE              95,200
YAMANA GOLD INC             COM              98462Y100    876   88,895   SH          SOLE              88,895


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